RETIREMENT AND POST RETIREMENT OBLIGATIONS (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Reconciliations of the unfunded status of the plan
Unfunded status of the plan, beginning of the year	$ 25,537,000	$ 29,250,000
Net periodic benefit cost	12,565,000	4,841,000
Contributions made	(2,681,000)	(4,777,000)
(Credit)/charge to other comprehensive income/(loss), net	7,151,000	(2,811,000)
Foreign currency translation effect	(142,000)	(966,000)
Unfunded status of the plan, end of the year	42,430,000	25,537,000
Components of the net periodic pension expense
Service cost	1,281,000	1,228,000
Interest cost	2,263,000	2,285,000
Immediate recognition of prior service cost	8,231,000
Net actuarial loss recognized during the year	664,000	1,020,000
Amortization of prior service cost	126,000	120,000
Correction of asset value, beginning of year		188,000
Net periodic pension expense	12,565,000	4,841,000
Amounts recognized in other comprehensive income
Unrecognized gains	7,277,000	(2,691,000)
Unrecognized prior service cost/(credit)	(126,000)	(120,000)
Total recognized in other comprehensive income (loss)	7,151,000	(2,811,000)
Amounts that will be amortized from accumulated other comprehensive income (loss) into net periodic benefit cost in next fiscal year
Estimated net loss that will be amortized from accumulated other comprehensive income/(loss) into net periodic benefit cost in next fiscal year	1,300,000
Estimated prior service cost that will be amortized from accumulated other comprehensive income/(loss) into net periodic benefit cost in next fiscal year	100,000
Expected contributions to the plan in next fiscal year	3,200,000
Future benefit payments to retirees
Future benefit payments to retirees in 2011	2,800,000
Future benefit payments to retirees in 2012	3,500,000
Future benefit payments to retirees in 2013	3,800,000
Future benefit payments to retirees in 2014	4,900,000
Future benefit payments to retirees in 2015	5,800,000
Future benefit payments to retirees in 2016-2020	27,900,000
Old age pension
Reconciliations of the unfunded status of the plan
Unfunded status of the plan, beginning of the year	10,997,000	11,453,000
Net periodic benefit cost	1,994,000	2,115,000
Contributions made	(1,358,000)	(1,733,000)
(Credit)/charge to other comprehensive income/(loss), net	3,105,000	(505,000)
Foreign currency translation effect	(48,000)	(333,000)
Unfunded status of the plan, end of the year	14,690,000	10,997,000
Components of the net periodic pension expense
Service cost	573,000	491,000
Interest cost	1,011,000	914,000
Net actuarial loss recognized during the year	473,000	582,000
Amortization of prior service cost	(63,000)	(60,000)
Correction of asset value, beginning of year		188,000
Net periodic pension expense	1,994,000	2,115,000
Amounts recognized in other comprehensive income
Unrecognized gains	3,042,000	(565,000)
Unrecognized prior service cost/(credit)	63,000	60,000
Total recognized in other comprehensive income (loss)	3,105,000	(505,000)
Other benefits
Reconciliations of the unfunded status of the plan
Unfunded status of the plan, beginning of the year	14,540,000	17,797,000
Net periodic benefit cost	10,571,000	2,726,000
Contributions made	(1,323,000)	(3,044,000)
(Credit)/charge to other comprehensive income/(loss), net	4,046,000	(2,306,000)
Foreign currency translation effect	(94,000)	(633,000)
Unfunded status of the plan, end of the year	27,740,000	14,540,000
Components of the net periodic pension expense
Service cost	708,000	737,000
Interest cost	1,252,000	1,371,000
Immediate recognition of prior service cost	8,231,000
Net actuarial loss recognized during the year	191,000	438,000
Amortization of prior service cost	189,000	180,000
Net periodic pension expense	10,571,000	2,726,000
Amounts recognized in other comprehensive income
Unrecognized gains	4,235,000	(2,126,000)
Unrecognized prior service cost/(credit)	(189,000)	(180,000)
Total recognized in other comprehensive income (loss)	$ 4,046,000	$ (2,306,000)